Financial Risk Management Objectives and Policies	12 Months Ended
Dec. 31, 2021
Financial Risk Management Objective And Policies [Abstract]
Financial Risk Management Objectives and Policies
30.	FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES
The Group has various financial assets and liabilities such as financial assets at fair value through profit or loss, stock loan, accounts receivable, financial assets included in prepayments, deposits and other receivables, amount due from immediate holding company, other assets, accounts payable, financial liabilities included in other payables and accruals which primarily arise directly from its operations.
The main risks arising from the Group’s financial instruments are price risk, foreign currency risk, interest rate risk, credit risk and liquidity risk. Management manages and monitors these risks to ensure appropriate measures are implemented on a timely and effective manner.
Price risk
Equity price risk is the risk that the fair values of equity investments decrease as a result of changes in the levels of equity indices and the value of individual securities.
The Group is exposed to equity securities price risk because certain investments held by the Group are classified in the consolidated statements of financial position as financial assets at fair value through profit or loss. Profit for the year would increase/decrease as a result of gains/losses on equity securities classified as financial assets at fair value through profit or loss.
At December 31, 2020 and 2021, if there had been a 5% increase/decrease in the equity price of listed equity shares, included in financial assets at fair value through profit or loss and stock loan, with all other variables held constant, the Group’s profit before tax would have been approximately HK$50,070,000 and HK$52,770,000 higher/lower.
At December 31, 2020 and 2021, if there had been a 5% increase/decrease in the equity price of unlisted equity shares and unlisted equity linked notes, included in financial assets at fair value through profit or loss, with all other variables held constant, the Group’s profit before tax would have been approximately HK$62,747,000 and HK$86,531,000 higher/lower.
The Group had concentration risk in its strategic investments segment as 100% of stock loan at December 31, 2020 and 2021 were investments in listed equity shares in Investment A and 65% and 43% of financial assets at fair values through profit or loss at December 31, 2020 and 2021 were investments in unlisted equity shares in Investment E.

On April 1, 2019, the Group entered Agreements with the counterparty in relation to the movement of the share price of the entirety of the Underlying Assets to reduce the Group’s exposure the changes in fair value of financial assets. The Agreements were modified and renewed several times as disclosed in Note 14. The derivative financial asset is initially recogni
z
ed at fair value and are subsequently remeasured at fair value. Any gains or losses arising from changes in fair value of derivative financial asset are taken directly to profit or loss. During the year ended December 31, 2020 and 2021, changes in the fair value of the derivative financial asset of HK$371,305,326 and HK$54,008,047, were charged to profit or loss.
Foreign currency risk
Certain transactions of the Group are denominated in foreign currencies which are different from the functional currency of the Group, i.e. HK$, and therefore the Group is exposed to foreign currency risk. The Group currently does not have a foreign currency hedging policy. However, management monitors foreign exchange exposure and will consider hedging significant foreign exchange exposure should the need arise. As HK$ is currently pegged to United States dollars (‘‘US$’’), management considers that there is no significant foreign currency risk arising from the Group’s monetary assets and the liability denominated in US$.
The Group’s key currency risk exposure primarily arises from accounts receivable and bank balances denominated in Renminbi (“RMB”), New Taiwan Dollar (“NTD”) and Singapore Dollar (“SGD”). As of December 2020 and 2021
,
 the Group had no significant exposure to foreign currency risk. Consequently, no sensitivity analysis has been performed and disclosed.
Interest rate risk
The Group is exposed to fair value interest rate risk in relation to fixed-rate amount due from immediate holding company and convertible bond. The Group is also exposed to cash flow interest rate risk in relation to variable-rate bank balances and variable-rate bank borrowings. The Group cash flow interest rate risk is mainly concentrated on the fluctuation of interest rates on bank balances, HIBOR arising from the Group’s HK$ denominated borrowings and LIBOR arising from the Group’s US$ denominated borrowings. The Group aims at keeping borrowings at variable rates. The Group manages its interest rate exposures by assessing the potential impact arising from any interest rate movements based on interest rate level and outlook. The management will review the proportion of borrowings in fixed and floating rates and ensure they are within reasonable range.
No sensitivity analysis has been presented for variable rate bank balances and variable rate bank borrowings as the bank deposit and bank borrowings as the cash flow interest exposure is insignificant.
Interest rate benchmark reform
As listed in Note 20, several of the Group’s HIBOR bank borrowings may be subject to the interest rate benchmark reform. The Group is closely monitoring the market and managing the transition to new benchmark interest rates, including announcements made by the relevant IBOR regulators.
HIBOR
While the Hong Kong Dollar Overnight Index Average (“HONIA”) has been identified as an alternative to HIBOR, there is no plan to discontinue HIBOR. The multi-rate approach has been adopted in Hong Kong, whereby HIBOR and HONIA will co-exist.
As part of the Group’s risk management for transition, new contracts entered into by the Group are linked to the relevant alternative benchmark rates or interest rates which are not subject to reform to the extent feasible. Otherwise, the Group ensured the relevant contracts include detailed fallback clauses clearly referencing the alternative benchmark rate and the specific triggering event on which the clause is activated.
Subsequent to the year ended December 31, 2021, the HIBOR bank borrowing has been repaid.
Credit risk
Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Group. The Group has adopted a policy of only dealing with creditworthy counterparties, as a means of mitigating the risk of financial loss from defaults. The Group’s exposure of its counterparties is continuously monitored and the aggregate value of transactions concluded is spread amongst approved counterparties. Credit exposure is controlled by counterparty limits that are reviewed and approved by the management periodically.
The Group has credit risk exposure in relation the Agreements entered into with a counterparty amounting to HK$1,023,902,566 and HK$969,894,519 as of December 31, 2020 and 2021, respectively (Note 14). On December 20, 2019, the Group entered into a pledge agreement with the same counterparty pursuant to which the counterparty pledged certain listed securities to the Group as collateral. As of December 31, 2020 and 2021, the market value of listed securities pledged to the Group amounted to approximately HK$2,860,797,360 and HK$3,089,570,978, respectively (Note 14).
The carrying amount of financial assets recorded in the consolidated financial statements, grossed up for any allowances for losses, represents the Group’s maximum exposure to credit risk.
Other than accounts receivable mentioned in Note 11, the credit risk on liquid funds is limited because the counterparties are mainly banks with sound credit. The directors of the Company consider the credit risk on amounts due from immediate holding company is not significant after considering immediate holding company’s financial background and creditability.
Maximum exposure and staging as of December 31, 2020 and 2021
As of December
 31, 2020

	12-month ECLs	Lifetime ECLs			HK$
	Stage 1 HK$	Stage 2 HK$	Stage 3 HK$	Simplified approach HK$
Accounts receivable*	21,165,253	—	—	56,184,997	77,350,250
Financial assets included in prepayments, deposits and other receivables
—Normal**	1,650,827	—	—	—	1,650,827
—Doubtful**	—	—	—	—	—
Due from immediate holding company
—Normal**	6,477,266,499	—	—	—	6,477,266,499
—Doubtful**	—	—	—	—	—
Other assets
—Not yet past due	197,309,175	—	—	—	197,309,175
Cash and bank balances
—Not yet past due	453,966,764	—	—	—	453,966,764

	7,151,358,518	—	—	56,184,997	7,207,543,515

*
For accounts receivable to which the Group applies the simplified approach for impairment, information based on the provision matrix and internal credit rating mentioned in Note 11 to the consolidated financial statements.

**
The credit quality of the financial assets included in prepayments, deposits and other receivables, and due from immediate holding company is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition; “doubtful” when there has been significant increase in credit risk since initial recognition through information developed internally or externally; “loss” when there is evidence indicating the asset is credit-impaired: and “
write-off
” when there is evidence indicating that the debtor is in severe financial difficulty and Group has no realistic prospect of recovery.

As of December 31, 2021

	12-month ECLs	Lifetime ECLs			HK$
	Stage 1 HK$	Stage 2 HK$	Stage 3 HK$	Simplified approach HK$
Accounts receivable*	21,545,865	—	—	64,968,815	86,514,680
Financial assets included in prepayments, deposits and other receivables
—Normal**	1,196,110	—	—	—	1,196,110
—Doubtful**	—	—	—	—	—
Due from immediate holding company
—Normal**	2,144,975,230	—	—	—	2,144,975,230
—Doubtful**	—	—	—	—	—
Other assets
— Not yet past due	136,065,738	—	—	—	136,065,738
Cash and bank balances
— Not yet past due	526,206,108	—	—	—	526,206,108

	2,829,989,051	—	—	64,968,815	2,894,957,866

*
For accounts receivable to which the Group applies the simplified approach for impairment, information based on the provision matrix and internal credit rating mentioned in Note 11 to the consolidated financial statements.

**
The credit quality of the financial assets included in prepayments, deposits and other receivables and due from immediate holding company is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition; “doubtful” when there has been significant increase in credit risk since initial recognition through information developed internally or externally; “loss” when there is evidence indicating the asset is credit-impaired: and “
write-off
” when there is evidence indicating that the debtor is in severe financial difficulty and Group has no realistic prospect of recovery.

Liquidity risk
The Group aims to maintain cash and credit lines to meet its liquidity requirements. The Group finances its working capital requirements through a combination of funds generated from operations, loans and equity financing.

The following tables detail the Group’s remaining contractual maturity for its financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay.

	As of December 31, 2020
	Weighted average interest rate	On demand or less than 3 months	3 months to 1 year	1 to 5 years	Total
	%	HK$	HK$	HK$	HK$
Accounts payable	N/A	201,986,202	—	—	201,986,202
Bank borrowings	2.1%	233,493,790	—	—	233,493,790
Financial liabilities included in other payables and accruals	N/A	54,136,011	—	—	54,136,011
Convertible bond	7.8%	—	—	124,606,940	124,606,940

		489,616,003	—	124,606,940	614,222,943

	As of December 31, 2021
	Weighted average interest rate	On demand or less than 3 months	3 months to 1 year	1 to 5 years	Total
	%	HK$	HK$	HK$	HK$
Accounts payable	N/A	155,020,918	—	—	155,020,918
Bank borrowings	2.1%	390,926,836	2,631,251	—	393,558,087
Financial liabilities included in other payables and accruals	N/A	72,029,390	—	—	72,029,390
Convertible bond	7.8%	—	—	125,319,026	125,319,026

		617,977,144	2,631,251	125,319,026	745,927,421

Capital risk management
The Group manages its capital to ensure that the Group will be able to continue as a going concern while maximizing the return to stakeholders through the optimisation of the debt and equity balance.
The capital structure of the Group consists of debt which includes bank borrowing and convertible bond, equity attributable to equity holders of the Group, comprising issued share capital, retained profits, capital reserves and perpetual securities, as disclosed in consolidated statements of changes in equity.
As AMTD GM and AMTD AAAPL are licensed corporations under the Hong Kong Securities and Futures Ordinances, the Group is subject to statutory capital requirement and is required to maintain adequate financial resources to support its business. The Securities and Futures (Financial Resources) Rules require a licensed corporation to maintain liquid capital which is not less than its required liquid capital.
In addition, AMTD GM is registered licensed insurance broker company under the Insurance Authority, which is required to maintain a minimum capital and net assets value of not less than HK$500,000.
There were no changes on the Group’s approach to capital risk management during the years ended December 31, 2020 and 2021. The Group’s regulated entities have complied with the capital requirements imposed by regulatory bodies at all time during both the current and prior financial years.